Associates and Joint Ventures - Disclosure of Investments Accounted for Using Equity Method (Details) - EUR (€) € in Millions			7 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method				€ 8,265	€ 11,275
Share of (loss) income of investments accounted for by the equity method				(2,145)	230	€ (132)
Investments accounted for by the equity method				325	312
Share of profit (loss) of associates accounted for using equity method				(17)	(13)	5
Investments accounted for by the equity method				8,590	11,587
Share of (loss) income of investments accounted for by the equity method				(2,162)	217	(127)
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period				11,587
Translation differences and other comprehensive income (loss)				270	1,562	4,098
Investments accounted for using equity method at ending of period				8,590	11,587
Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method		€ 12,773	€ 12,773	8,590	11,587	12,773
Investments accounted for by the equity method
Investments accounted for using equity method at beginning of period				11,587	12,773
Additions				236	181
Disposals					(12)
Translation differences and other comprehensive income (loss)				144	(646)
Income (loss)				(2,162)	217
Dividends				(1,218)	(920)
Transfers and others				3	(6)
Investments accounted for using equity method at ending of period		€ 12,773	€ 12,773	€ 8,590	11,587	12,773
Daytona Midco SL.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				20.00%
Investments accounted for by the equity method				€ 65	120
Share of profit (loss) of associates accounted for using equity method				€ (1)	(1)	0
Adquira España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				44.44%
Investments accounted for by the equity method				€ 4	4
Share of profit (loss) of associates accounted for using equity method				€ 0	0	0
InfraCo, SpA
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				40.00%
Investments accounted for by the equity method				€ 150	79
Share of profit (loss) of associates accounted for using equity method				€ 7	0	(1)
Alamo HoldCo S.L.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				40.00%
Investments accounted for by the equity method				€ 14	12
Share of profit (loss) of associates accounted for using equity method				€ (10)	(15)	0
Internet para todos, S.A.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				54.67%
Investments accounted for by the equity method				€ 55	55
Share of profit (loss) of associates accounted for using equity method				€ 0	(3)	(5)
Telefónica Factoring España, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 7	7
Share of profit (loss) of associates accounted for using equity method				€ 4	4	3
Telefónica Factoring do Brasil, Ltda.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 2	3
Share of profit (loss) of associates accounted for using equity method				€ 1	3	3
Telefónica Factoring Peru, S.A.C.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 3	2
Share of profit (loss) of associates accounted for using equity method				€ 1	1	1
Telefónica Factoring Colombia, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 1	1
Share of profit (loss) of associates accounted for using equity method				€ 1	1	1
Telefónica Factoring México,S.A. de C.V.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 1	1
Share of profit (loss) of associates accounted for using equity method				€ 0	0	0
Telefónica Factoring Chile, SpA.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 1	1
Share of profit (loss) of associates accounted for using equity method				€ 0	0	0
Telefonica Factoring Ecuador, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 0	0
Share of profit (loss) of associates accounted for using equity method				€ 0	0	0
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 18	19
Share of profit (loss) of associates accounted for using equity method				€ 1	2	2
Telefonica Renting, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 1	1
Share of profit (loss) of associates accounted for using equity method				€ 0	0	0
Movistar Consumer Finance Colombia SAS.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in associate (as a percent)				50.00%
Investments accounted for by the equity method				€ 0	2
Share of profit (loss) of associates accounted for using equity method				(21)	(3)	(1)
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments accounted for by the equity method				3	5
Share of profit (loss) of associates accounted for using equity method				€ 0	(2)	2
VMO2
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%	50.00%
Investments in joint ventures accounted for using equity method				€ 7,774	10,779
Share of (loss) income of investments accounted for by the equity method			€ (103)	(2,030)	292	(103)
Share of profit (loss) of associates accounted for using equity method			€ 0	€ 2	1
Movistar Prosegur Alarmas
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)				50.00%
Investments in joint ventures accounted for using equity method				€ 230	252
Share of (loss) income of investments accounted for by the equity method				€ (22)	(12)	(2)
FiBrasil Infraestructura e Fibra Ótica, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)				50.00%
Investments in joint ventures accounted for using equity method				€ 100	79
Share of (loss) income of investments accounted for by the equity method				€ (4)	(8)	(3)
Unsere Grüne Glasfaser
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)				50.00%
Investments in joint ventures accounted for using equity method				€ 97	108
Share of (loss) income of investments accounted for by the equity method				€ (55)	(64)	(25)
Opal Jvco Limited (nexfibre)
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)	50.00%			25.00%
Investments in joint ventures accounted for using equity method				€ 55	55
Share of (loss) income of investments accounted for by the equity method				€ (32)	26	0
Utiq, S.A.
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture (as a percent)				25.00%
Investments in joint ventures accounted for using equity method				€ 5	0
Share of (loss) income of investments accounted for by the equity method				0	0	0
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Investments in joint ventures accounted for using equity method				4	2
Share of (loss) income of investments accounted for by the equity method				€ (2)	€ (4)	€ 1